JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

June 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re: JPMorgan Trust I (“Trust”)

      File Nos. 811-21295 and 333-103022

           on behalf of the JPMorgan Access Balanced Fund and the JPMorgan Access Growth Fund (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 86 (Amendment No.87 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the JPMorgan Access Balanced Fund and the JPMorgan Access Growth Fund under the Trust. Each Fund will offer Class A Shares, Select Class Shares and Institutional Class Shares. Included in the filing are the prospectuses and statement of additional information with regard to the Funds.

The JPMorgan Access Balanced Fund seeks total return. The Fund invests in a combination of domestic and international equity, fixed income and alternative assets. The Fund is diversified.

The JPMorgan Access Growth Fund seeks capital appreciation. The Fund invests in a combination of domestic and international equity, fixed income and alternative assets. The Fund is diversified.

If you have any questions or comments, please call me at (212)-648-2085.

Very truly yours,

/S/ JOHN T. FITZGERALD

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John T. Fitzgerald

Assistant Secretary